MUSIC INVENTORY (Details) - USD ($)	Feb. 28, 2023	May 31, 2022
Inventory Disclosure [Abstract]
Digital music acquired for use in operations – at cost	$ 21,648	$ 21,648
Accumulated depreciation	(20,489)	(19,481)
Music inventory – net	$ 1,159	$ 2,167